Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Change in working capital
Accounts receivable and other current assets	$ 91	$ 69	$ 42	$ 107
Prepaid expenses	26	29	23	25
Inventories	(25)	(45)	0	(1)
Regulatory assets - current portion	0	14	(69)	28
Accounts payable and other current liabilities	(41)	14	(11)	(194)
Regulatory liabilities - current portion	(11)	(108)	(32)	(146)
Changes in working capital	40	(27)	(47)	(181)
Non-cash investing and financing activities
Accrued capital expenditures	327	367	327	367
Common share dividends reinvested	87	10	176	18
Contributions in aid of construction	$ 13	$ 8	$ 13	$ 8